dividends per share (Tables)	6 Months Ended
Jun. 30, 2023
dividends per share
Schedule of common share dividends declared

Six-month periods ended June 30
(millions except per share amounts)	2023				2022
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506	Mar. 11, 2022	$0.3274	Apr. 1, 2022	$450
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526	June 10, 2022	0.3386	July 4, 2022	467
		$0.7147		$1,032		$0.6660		$917